Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Principal Exchange-Traded Funds
Central Index Key	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2019
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Principal Exchange-Traded Funds | Principal Millennials Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL MILLENNIALS INDEX ETF
Supplement [Text Block]	ck0001572661_SupplementTextBlock
Principal Exchange-Traded Funds
Supplement dated December 13, 2019
to the Statutory Prospectus dated November 1, 2019
(as previously supplemented)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.
SUMMARY FOR PRINCIPAL MILLENNIALS INDEX ETF

Performance Table Heading	rr_PerformanceTableHeading	Effective 12/31/2019, in the Performance section, in the Average Annual Total Returns table, remove the line for Nasdaq Global Millennial Opportunity Index and replace with the following:
Principal Exchange-Traded Funds | Principal Millennials Index ETF | Nasdaq Global Millennial Opportunity Index (NTR) (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Nasdaq Global Millennial Opportunity Index (NTR) (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.33%